Accounts Receivable - Summary of Activity for Allowance for Doubtful Accounts Receivable (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	₨ 44,478	$ 683	₨ 44,478
Provision for doubtful accounts	84,081	1,291	0	₨ 34,478
Balance at the end of the year	₨ 128,559	$ 1,974	₨ 44,478	₨ 44,478